Employee Future Benefits - Schedule of Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2025 CAD ($)
DBP Plans
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2026	$ 202
2027	205
2028	209
2029	216
2030	222
2031-2035	1,152
OPEB Plans
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2026	32
2027	32
2028	33
2029	34
2030	35
2031-2035	$ 194